Prepaid expenses (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Insurance costs	€ 894	€ 422
Office and IT-related expenses	2,691	3,803
Contracts with customers	949	733
Other prepaid expenses	1,052	678
Total	€ 5,586	€ 5,636